UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest

            Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 132.4%

Alabama — 1.6%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$805	$871,598
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,082,721

		4,954,319

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	220	220,026

Arizona — 0.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,685	1,699,457

Arkansas — 0.9%
University of Arkansas, RB, Various Facilities, Fayetteville Campus, Series A, 5.00%, 11/01/48	2,500	2,862,700

California — 13.7%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	2,200	2,236,872
Sutter Health, Series B, 6.00%, 08/15/20(b)	3,170	3,384,039
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	890	990,570
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	1,475	1,450,102
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	145	156,823
5.25%, 08/15/49	370	397,868
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	225	245,727
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,495	1,554,217

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(a):
5.00%, 12/01/41	$290	$303,737
5.00%, 12/01/46	455	474,224
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	5,930	6,156,704
5.25%, 05/15/39	800	807,912
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	423,681
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	1,750	1,653,260
5.25%, 06/01/47	995	979,010
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 08/01/42(c)	2,000	807,180
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	8,085	8,149,761
6.00%, 03/01/33	2,525	2,642,640
6.50%, 04/01/33	6,840	6,891,300
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	853,081
Sub-Series I-1, 6.38%, 11/01/19(b)	1,185	1,227,589
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	425	425,000

		42,211,297

Colorado — 1.0%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,705	2,066,938
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,064,261

		3,131,199

Connecticut — 1.6%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,402,857

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 07/01/20(b)	$3,385	$3,541,184

		4,944,041

Delaware — 2.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,186,290
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,165	1,273,846
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,199,186

		6,659,322

District of Columbia — 5.6%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	435	495,504
Georgetown University Issue, 5.00%, 04/01/27(b)	145	175,647
Georgetown University Issue, 5.00%, 04/01/42	355	395,960
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	240	282,418
The Catholic University of America Issue, 5.00%, 10/01/48	2,315	2,549,510
Metropolitan Washington Airports Authority, Refunding ARB:
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,010	2,075,606
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(c)	6,515	3,417,964
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,526,115
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33(c)	6,590	3,795,313

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road (continued):
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(c)	$4,830	$2,654,327

		17,368,364

Florida — 5.3%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	470	488,151
5.00%, 05/01/48	1,175	1,178,842
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,419,355
County of Collier Health Facilities Authority, RB, Moorings, Inc., Series A, 5.00%, 05/01/48	1,190	1,289,722
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,165	1,235,284
County of Palm Beach Health Facilities Authority, RB, Acts Retirement-Life Communities, Inc., 5.00%, 11/15/45	4,500	4,834,620
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,015	3,437,010
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	2,210	2,376,612

		16,259,596

Georgia — 3.6%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	600	668,898
Country of Fulton Development Authority, Refunding RB, Robert W. Woodruff Arts Center, Inc. Project, 4.00%, 03/15/44	5,000	5,018,300
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,825	1,862,467
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	515	584,324

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$130	$133,098
Glynn-Brunswick Memorial Hospital Authority, RB, Southeast Georgia Health System Project, 5.00%, 08/01/47	2,500	2,691,550

		10,958,637

Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,355	1,417,181

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	745	823,933

Illinois — 16.2%
Chicago Board of Education, GO, Series D:
Series H, 5.00%, 12/01/36	450	461,921
Project, Series C, 5.25%, 12/01/35	1,465	1,513,081
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series F, 5.00%, 12/01/24	615	648,278
Series G, 5.00%, 12/01/34	450	465,215
Chicago Board of Education, GO:
5.00%, 12/01/46	535	538,264
5.00%, 12/01/46	1,380	1,384,595
Refunding Series C, 5.00%, 12/01/25	815	861,219
Refunding Series C, 5.00%, 12/01/25	645	681,578
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	778	782,162
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	5,865	6,393,612
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,103,592
City of Chicago Illinois Waterworks, Refunding RB:
2nd Lien (AGM), 5.25%, 11/01/33	260	260,647
2nd Lien Project, 5.00%, 11/01/42	915	969,287
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	839,156
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	200	212,254

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A (continued):
5.00%, 02/15/50	$100	$105,905
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,610	1,654,484
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	4,315	4,415,928
Series B-2, 5.00%, 06/15/50	2,500	2,506,375
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	440	477,105
6.00%, 06/01/21	1,140	1,249,064
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	350	372,946
Series A (NPFGC), 6.70%, 11/01/21	2,570	2,785,058
Series C (NPFGC), 7.75%, 06/01/20	970	1,017,006
State of Illinois, GO:
5.00%, 02/01/39	1,540	1,565,133
Series A, 5.00%, 04/01/35	3,000	3,065,250
Series A, 5.00%, 04/01/38	3,490	3,543,397
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	630	638,133
State of Illinois Toll Highway Authority, RB, Series C:
Senior, 5.00%, 01/01/36	2,615	2,930,761
5.00%, 01/01/37	2,800	3,131,604
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	985	1,073,877
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,400	2,403,144

		50,050,031

Indiana — 4.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	790	901,011
7.00%, 01/01/44	1,905	2,182,882
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,540,366
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	450	473,953

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	$1,430	$1,502,315
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	405	429,098
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	840	861,672
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	2,310	2,332,315
5.75%, 05/01/31	485	489,748
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,400,683

		14,114,043

Iowa — 1.4%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	2,810	2,989,222
Midwestern Disaster Area, 5.50%, 12/01/22	10	10,010
Midwestern Disaster Area, 5.25%, 12/01/25	460	487,462
Midwestern Disaster Area, 5.88%, 12/01/26(a)	410	430,824
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	410	425,891

		4,343,409

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	995	1,053,954
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	1,235	1,349,842

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(e)	$1,200	$1,159,524

		3,563,320

Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,533,642
Louisiana Public Facilities Authority, Refunding RB, Tulane University of Lousiana Project, 4.00%, 12/15/50	2,000	2,004,360
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,020	1,053,048
5.25%, 05/15/31	870	913,587
5.25%, 05/15/32	1,110	1,180,985
5.25%, 05/15/33	1,205	1,273,974
5.25%, 05/15/35	505	536,108

		10,495,704

Maryland — 0.8%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	435	458,151
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	750	772,012
Maryland Health & Higher Educational Facilities Authority, RB:
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	420	471,912
University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(f)	595	670,214

		2,372,289

Massachusetts — 0.3%
Massachusetts Development Finance Agency, Refunding RB, New Bridge Charles, Inc.(a):
4.00%, 10/01/32	215	207,733
4.13%, 10/01/42	470	426,017

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, New Bridge Charles, Inc.(a) (continued):
5.00%, 10/01/57	$340	$349,112

		982,862

Michigan — 3.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,425	4,767,495
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	760	795,218
5.50%, 05/15/36	620	643,672
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	880	938,177
Trinity Health Credit Group, 5.00%, 12/01/48(g)	2,000	2,245,140
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,070	1,161,346

		10,551,048

Minnesota — 1.4%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,020	2,029,009
5.25%, 02/15/53	2,045	2,266,556

		4,295,565

Mississippi — 3.4%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 04/01/22	3,000	3,339,960
State of Mississippi, RB, Series A:
5.00%, 10/15/37	1,000	1,138,270
4.00%, 10/15/38	5,000	5,064,050

Security	Par (000)	Value

Mississippi (continued)
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	$1,065	$1,087,844

		10,630,124

Missouri — 2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	280,240
State of Missouri Health & Educational Facilities Authority, RB, Kansas City Art Institute, 5.00%, 09/01/48	2,610	2,861,552
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	2,570	2,863,237
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	245	259,977

		6,265,006

Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	825	892,411
5.00%, 09/01/42	1,445	1,550,875

		2,443,286

New Hampshire — 1.4%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,545	1,483,555
Series C, AMT, 4.88%, 11/01/42	805	789,947
New Hampshire Health and Education Facilities Authority Act, RB, Dartmouth College Issue, 5.25%, 06/01/19(b)	2,005	2,028,759

		4,302,261

New Jersey — 10.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,675	1,782,233
5.25%, 11/01/44	1,525	1,620,221
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,085	1,088,884
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,955	2,120,804
Series EEE, 5.00%, 06/15/48	3,690	3,859,408
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,425	1,498,502

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	$2,240	$2,443,840
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	740	801,583
Series E, 5.00%, 01/01/45	2,615	2,872,394
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	445	462,782
Transportation Program, Series AA, 5.00%, 06/15/44	825	850,691
Transportation System, Series A, 5.50%, 06/15/41	1,635	1,704,716
Transportation System, Series B, 5.25%, 06/15/36	2,460	2,564,132
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	525	555,093
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	9,200	9,161,360

		33,386,643

New York — 9.6%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	1,960	2,102,747
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,800	1,841,346
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,960	1,895,967
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,910	1,859,098
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	11,669,804
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,220	1,266,762

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	$2,860	$2,961,330
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	340	363,055
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	850	898,943
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,235,110
6.00%, 12/01/42	1,250	1,323,150
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,780	2,043,618

		29,460,930

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	595	665,222

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	950	1,036,241

Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	3,230	2,999,669
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	660	704,675
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	400	442,380
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	275	288,335

		4,435,059

Oklahoma — 1.8%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,050	2,104,530

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	$1,155	$1,280,525
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	1,950	2,018,172

		5,403,227

Pennsylvania — 3.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(a):
5.00%, 05/01/28	225	230,166
5.13%, 05/01/32	230	232,599
5.38%, 05/01/42	435	440,812
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	445	486,461
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	635	673,157
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	100	113,117
5.00%, 06/01/34	135	152,017
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	555	554,983
5.00%, 09/01/43	1,220	1,346,868
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	850	907,919
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	1,929,784
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,035	1,070,904
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,200,096

		9,338,883

Puerto Rico — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,050	1,061,729

Security	Par (000)	Value

Puerto Rico (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds (continued):
5.63%, 05/15/43	$690	$697,707

		1,759,436

Rhode Island — 2.0%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	820	859,311
Series B, 4.50%, 06/01/45	2,645	2,459,717
Series B, 5.00%, 06/01/50	2,945	2,952,716

		6,271,744

South Carolina — 6.8%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	2,505	2,715,245
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,060	3,321,385
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	3,280	3,440,359
AMT, 5.25%, 07/01/55	1,295	1,401,630
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	6,626,382
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,430	1,498,554
Series E, 5.25%, 12/01/55	1,735	1,854,767

		20,858,322

Tennessee — 0.6%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	995	1,053,954
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	690	755,591

		1,809,545

Texas — 8.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	2,140	2,314,860
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	965	1,052,612

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A:
5.00%, 02/01/48	$1,155	$1,323,087
5.00%, 02/01/44	720	827,424
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	745	824,045
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	670	681,899
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	455	541,241
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	4,545	4,983,820
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	1,000	1,040,890
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic Center, Series A, 5.00%, 08/15/46(a)	1,980	1,936,519
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 01/01/39	1,310	1,314,415
5.00%, 01/01/38	925	1,017,620
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,470	2,803,203
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,120,040
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	2,880,200

		25,661,875

Utah — 1.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	2,780	2,829,428
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	915	1,004,414

Security	Par (000)	Value

Utah (continued)
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	$875	$967,584

		4,801,426

Virginia — 2.3%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	1,160	1,141,742
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,095	1,299,108
Lexington Industrial Development Authority, RB, Kendal st Lexington, Series A, 5.00%, 01/01/48	820	864,485
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,615	1,719,442
6.00%, 01/01/37	1,940	2,119,915

		7,144,692

Washington — 2.8%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,465	1,613,361
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	755	827,661
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,290	2,490,558
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	3,712,691

		8,644,271

Wisconsin — 3.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(b)	7,100	7,175,473
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,515,533

		9,691,006

Total Municipal Bonds — 132.4% (Cost — $390,713,328)		408,287,542

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 6.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(d)(i)	$3,056	$3,131,363
Series F-1, 5.63%, 04/01/19(b)	3,271	3,292,653
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	9,480	9,720,634
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,075	3,450,330
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	1,077	1,097,094

		20,692,074

Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(i)	2,253	2,560,961
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(i)	2,129	2,152,557

		4,713,518

Florida — 2.0%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	5,679	5,986,822

Illinois — 1.1%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	3,225	3,253,272

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,042	2,088,383
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,574	5,050,568

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$2,266	$2,416,652

		9,555,603

New York — 6.5%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,575	1,596,105
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(b)(i)	997	1,073,809
5.75%, 02/15/47	613	660,575
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	6,440	7,046,612
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	2,959,442
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	6,617	6,823,886

		20,160,429

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,550	2,852,838

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,340	2,676,820

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,530	1,551,833

Texas — 3.4%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,520	2,734,446
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,626,423
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,030	2,049,830

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$1,831	$1,998,335

		10,409,034

Wisconsin — 1.7%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(i)	2,499	2,513,370
The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	2,833	2,856,603

		5,369,973

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.3% (Cost — $85,039,899)		87,222,216

Total Long-Term Investments — 160.7% (Cost — $475,753,227)		495,509,758

Security	Shares	Value

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(j)(k)	4,828,799	$4,829,765

Total Short-Term Securities — 1.5% (Cost — $4,829,261)		4,829,765

Total Investments — 162.2% (Cost — $480,582,488)		500,339,523

Liabilities in Excess of Other Assets — (0.2)%		(873,603)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.6)%		(51,078,598)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.4)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$308,387,322

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire between February 15, 2019 to April 1, 2039, is $10,623,464.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	986,303	3,842,496	4,828,799	$4,829,765	$77,792	$2,505	$504

(a)	Includes net capital gain distributions, if applicable.

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	23	03/20/19	$2,817	$(74,206)
Long U.S. Treasury Bond	105	03/20/19	15,402	(773,540)
5-Year U.S. Treasury Note	25	03/29/19	2,871	(50,746)

				$(898,492)

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted prices quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$495,509,758	$—	$495,509,758
Short-Term Securities	4,829,765	—	—	4,829,765

	$4,829,765	$495,509,758	$—	$500,339,523

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(898,492)	$—	$—	$(898,492)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(50,867,128)	$—	$(50,867,128)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(190,867,128)	$—	$(190,867,128)

During the period ended January 31, 2019, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 22, 2019